Portfolio of Investments
Touchstone Balanced Fund – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 63.3%
	Information Technology — 18.6%
10,134	Apple, Inc.	$ 2,251,065
1,839	Applied Materials, Inc.	266,876
6,494	Microsoft Corp.	2,437,783
10,161	NVIDIA Corp.	1,101,249
4,687	Oracle Corp.	655,289
2,471	Salesforce, Inc.	663,118
2,543	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	422,138
2,994	Texas Instruments, Inc.	538,022
1,542	Workday, Inc. - Class A*	360,103
		8,695,643
	Communication Services — 9.7%
10,321	Alphabet, Inc. - Class C	1,612,450
9,863	Comcast Corp. - Class A	363,945
3,504	Meta Platforms, Inc. - Class A	2,019,565
333	Netflix, Inc.*	310,533
2,397	Walt Disney Co. (The)	236,584
		4,543,077
	Financials — 9.2%
16,756	Bank of America Corp.	699,228
1,587	Berkshire Hathaway, Inc. - Class B*	845,205
7,154	Charles Schwab Corp. (The)	560,015
1,215	Goldman Sachs Group, Inc. (The)	663,742
323	Markel Group, Inc.*	603,884
2,587	Visa, Inc. - Class A	906,640
		4,278,714
	Health Care — 8.7%
2,448	Becton Dickinson & Co.	560,739
3,055	BioMarin Pharmaceutical, Inc.*	215,958
7,483	Bristol-Myers Squibb Co.	456,388
2,113	HCA Healthcare, Inc.	730,147
3,787	Johnson & Johnson	628,036
7,007	Medtronic PLC	629,649
1,628	UnitedHealth Group, Inc.	852,665
		4,073,582
	Consumer Discretionary — 5.3%
3,767	Airbnb, Inc. - Class A*	450,006
1,397	Alibaba Group Holding Ltd. (China) ADR	184,725
8,158	Amazon.com, Inc.*	1,552,141
3,066	Starbucks Corp.	300,744
		2,487,616
	Industrials — 4.9%
3,107	Boeing Co. (The)*	529,899
651	FedEx Corp.	158,701
703	Hubbell, Inc.	232,630
3,645	RTX Corp.	482,816
5,379	SS&C Technologies Holdings, Inc.	449,308
3,153	Stanley Black & Decker, Inc.	242,402
2,295	Uber Technologies, Inc.*	167,214
		2,262,970
	Consumer Staples — 3.0%
1,676	Diageo PLC (United Kingdom) ADR	175,628
7,102	Monster Beverage Corp.*	415,609
5,225	Philip Morris International, Inc.	829,364
		1,420,601
Shares		Market Value
	Common Stocks — 63.3% (Continued)
	Energy — 1.8%
5,767	Exxon Mobil Corp.	$ 685,869
3,491	Schlumberger NV	145,924
		831,793
	Materials — 1.3%
4,493	DuPont de Nemours, Inc.	335,537
3,272	International Flavors & Fragrances, Inc.	253,940
		589,477
	Real Estate — 0.8%
1,536	Jones Lang LaSalle, Inc.*	380,790
	Total Common Stocks	$29,564,263
Principal Amount
	Corporate Bonds — 17.5%
	Financials — 4.7%
$ 85,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	79,838
93,000	American Express Co., 5.282%, 7/27/29	94,842
91,000	Ares Capital Corp., 3.250%, 7/15/25	90,585
61,000	Bank of America Corp., 2.687%, 4/22/32	53,618
67,000	Bank of America Corp., 3.705%, 4/24/28	65,839
30,000	Bank of America Corp., 5.511%, 1/24/36	30,450
77,000	Bank of Montreal (Canada), 3.803%, 12/15/32	74,350
65,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	68,251
57,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	48,095
106,000	Citigroup, Inc., 4.542%, 9/19/30	104,439
49,000	Citigroup, Inc., 6.174%, 5/25/34	50,103
91,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 5.155%, 2/15/27(A)	89,418
52,000	First Maryland Capital I, (TSFR3M + 1.262%), 5.564%, 1/15/27(A)	50,840
100,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	87,192
45,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	44,097
104,000	JPMorgan Chase & Co., 2.956%, 5/13/31	94,462
82,000	JPMorgan Chase & Co., 3.509%, 1/23/29	79,653
70,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	72,323
52,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	50,653
91,000	Mastercard, Inc., 2.000%, 11/18/31	77,491
63,000	Morgan Stanley, 2.484%, 9/16/36	52,126
89,000	Morgan Stanley, 3.950%, 4/23/27	87,999
61,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	59,074
93,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	70,783
85,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.150%, 6/1/28(A)	83,781
80,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	80,491
96,000	State Street Corp., (TSFR3M + 1.262%), 5.561%, 6/15/47(A)	86,885
117,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	77,876
151,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 5.255%, 5/15/27(A)	149,006
56,000	US Bancorp, 4.967%, 7/22/33	53,812
		2,208,372
	Industrials — 1.8%
82,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	73,530
68,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	70,458
80,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	57,401
48,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	47,969
72,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	72,705

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 17.5% (Continued)
	Industrials — 1.8% (Continued)
$ 54,000	Keysight Technologies, Inc., 4.950%, 10/15/34	$ 52,736
66,000	Norfolk Southern Corp., 4.837%, 10/1/41	60,544
44,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	44,428
52,000	RTX Corp., 6.400%, 3/15/54	56,719
106,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.320%, 2/15/42(A)	96,160
80,000	Timken Co. (The), 4.500%, 12/15/28	79,275
43,000	WestRock MWV LLC, 8.200%, 1/15/30	49,076
96,000	Xylem, Inc., 1.950%, 1/30/28	89,565
		850,566
	Consumer Discretionary — 1.8%
125,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	103,475
70,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	69,710
131,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	111,830
48,000	Home Depot, Inc. (The), 5.950%, 4/1/41	50,522
69,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	69,824
92,000	Lowe's Cos., Inc., 4.500%, 4/15/30	91,190
52,000	Mattel, Inc., 5.450%, 11/1/41	47,577
92,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	87,558
90,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	85,693
49,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/5/29	49,205
76,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	71,933
		838,517
	Consumer Staples — 1.8%
48,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	44,088
72,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	67,239
64,000	Cargill, Inc., 144a, 4.760%, 11/23/45	57,231
126,000	Coca-Cola Co. (The), 2.500%, 3/15/51	74,985
64,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	52,316
52,000	Kroger Co. (The), 5.000%, 4/15/42	48,209
33,000	Mars, Inc., 144a, 3.600%, 4/1/34	29,498
72,000	Mars, Inc., 144a, 5.200%, 3/1/35	72,147
45,000	PepsiCo, Inc., 1.625%, 5/1/30	39,235
131,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	108,328
102,000	Philip Morris International, Inc., 5.375%, 2/15/33	103,794
53,000	Starbucks Corp., 3.350%, 3/12/50	35,646
57,000	Tyson Foods, Inc., 5.400%, 3/15/29	58,241
51,000	Walmart, Inc., 4.500%, 9/9/52	44,936
		835,893
	Health Care — 1.5%
69,000	AbbVie, Inc., 4.450%, 5/14/46	59,748
74,000	Amgen, Inc., 5.150%, 3/2/28	75,285
55,000	Becton Dickinson & Co., 4.685%, 12/15/44	47,942
70,000	CommonSpirit Health, 4.187%, 10/1/49	54,207
60,000	CVS Health Corp., 5.125%, 7/20/45	52,198
85,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	67,158
59,000	Elevance Health, Inc., 4.750%, 2/15/33	57,567
76,000	HCA, Inc., 5.500%, 3/1/32	76,627
59,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	58,833
87,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	70,547
82,000	Viatris, Inc., 2.700%, 6/22/30	71,367
		691,479
	Energy — 1.4%
85,000	BP Capital Markets America, Inc., 4.970%, 10/17/29	86,412
71,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	62,351
30,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	28,096
Principal Amount		MarketValue
	Corporate Bonds — 17.5% (Continued)
	Energy — 1.4% (Continued)
$ 87,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	$ 92,216
71,000	HF Sinclair Corp., 5.000%, 2/1/28	70,684
78,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	77,297
79,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	88,760
73,000	Occidental Petroleum Corp., 7.950%, 6/15/39	83,150
65,000	Western Midstream Operating LP, 5.250%, 2/1/50	55,216
		644,182
	Communication Services — 1.2%
88,000	AT&T, Inc., 3.800%, 12/1/57	61,516
44,000	AT&T, Inc., 4.500%, 5/15/35	41,325
35,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	35,379
49,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	46,441
61,000	Comcast Corp., 4.000%, 3/1/48	47,016
85,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	83,249
96,000	T-Mobile USA, Inc., 3.875%, 4/15/30	91,914
35,000	T-Mobile USA, Inc., 5.750%, 1/15/54	34,478
80,000	Verizon Communications, Inc., 2.987%, 10/30/56	47,802
98,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	92,445
		581,565
	Information Technology — 1.2%
87,000	Apple, Inc., 4.650%, 2/23/46	79,952
91,000	Broadcom, Inc., 144a, 3.419%, 4/15/33	80,861
104,000	Cisco Systems, Inc., 4.850%, 2/26/29	105,752
86,000	Marvell Technology, Inc., 2.950%, 4/15/31	76,643
41,000	Micron Technology, Inc., 2.703%, 4/15/32	34,926
20,000	Micron Technology, Inc., 6.750%, 11/1/29	21,436
113,000	Microsoft Corp., 2.525%, 6/1/50	70,424
38,000	Oracle Corp., 2.650%, 7/15/26	37,086
22,000	Oracle Corp., 3.600%, 4/1/40	17,236
24,000	Oracle Corp., 4.300%, 7/8/34	22,275
		546,591
	Utilities — 1.1%
60,000	Calpine Corp., 144a, 5.000%, 2/1/31	57,277
115,000	CMS Energy Corp., 4.750%, 6/1/50	108,142
61,000	Duke Energy Progress LLC, 4.150%, 12/1/44	49,809
59,000	Edison International, 4.125%, 3/15/28	56,681
43,000	Georgia Power Co., 5.950%, 2/1/39	44,242
85,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	52,472
73,000	PacifiCorp., 5.750%, 4/1/37	73,839
60,000	Virginia Electric and Power Co., 5.650%, 3/15/55	58,669
		501,131
	Real Estate — 0.8%
87,000	American Tower Corp. REIT, 5.900%, 11/15/33	90,915
82,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	81,778
77,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	71,678
61,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	60,923
46,000	Store Capital LLC REIT, 2.700%, 12/1/31	38,820
8,000	Store Capital LLC REIT, 2.750%, 11/18/30	6,995
44,000	Store Capital LLC REIT, 4.625%, 3/15/29	42,972
		394,081
	Materials — 0.2%
38,000	Rio Tinto Finance USA PLC (Australia), 5.250%, 3/14/35	38,216
68,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	57,537
		95,753
	Total Corporate Bonds	$8,188,130

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	U.S. Government Mortgage-Backed Obligations — 6.5%
$ 80,574	FHLMC, Pool #G05624, 4.500%, 9/1/39	$ 79,616
52,583	FHLMC, Pool #Q29260, 4.000%, 10/1/44	50,077
265,032	FHLMC REMIC, Pool #QE9228, 4.500%, 9/1/52	253,619
198,243	FHLMC REMIC, Pool #QX4026, 5.500%, 1/1/55	197,868
138,617	FHLMC REMIC, Pool #RA7357, 4.500%, 7/1/52	132,681
144,572	FHLMC REMIC, Pool #RA7483, 4.000%, 6/1/52	134,877
142,319	FHLMC REMIC, Pool #SB0762, 2.500%, 4/1/37	131,739
278,745	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	266,817
254,611	FHLMC REMIC, Pool #SD1515, 4.500%, 8/1/52	243,743
239,048	FHLMC REMIC, Pool #SD1620, 5.000%, 9/1/52	235,327
255,378	FHLMC REMIC, Pool #SD1638, 5.000%, 9/1/52	250,871
321,351	FHLMC REMIC, Pool #SD8212, 2.500%, 5/1/52	267,186
158,404	FHLMC REMIC, Pool #SD8220, 3.000%, 6/1/52	137,277
30,485	FNMA, Pool #725423, 5.500%, 5/1/34	31,056
27,607	FNMA, Pool #725610, 5.500%, 7/1/34	28,085
6,633	FNMA, Pool #890310, 4.500%, 12/1/40	6,540
23,628	FNMA, Pool #AD9193, 5.000%, 9/1/40	23,806
204,443	FNMA, Pool #FA0499, 5.000%, 10/1/53	200,550
231,995	FNMA, Pool #FS2906, 5.000%, 9/1/52	227,944
149,178	FNMA, Pool #FS9194, 3.500%, 2/1/52	134,889
	Total U.S. Government Mortgage-Backed Obligations	$3,034,568
	U.S. Treasury Obligations — 6.5%
355,000	U.S. Treasury Bond, 4.125%, 8/15/44	331,315
29,000	U.S. Treasury Bond, 4.500%, 11/15/54	28,429
45,000	U.S. Treasury Bond, 4.625%, 11/15/44	44,887
705,000	U.S. Treasury Bond, 4.625%, 2/15/55	706,212
195,000	U.S. Treasury Bond, 4.750%, 2/15/45	197,803
655,000	U.S. Treasury Note, 3.500%, 9/30/29	642,361
1,000	U.S. Treasury Note, 3.875%, 8/15/34	972
495,000	U.S. Treasury Note, 4.250%, 12/31/26	497,417
205,000	U.S. Treasury Note, 4.250%, 11/15/34	205,064
345,000	U.S. Treasury Note, 4.625%, 2/15/35	355,458
	Total U.S. Treasury Obligations	$3,009,918
	Commercial Mortgage-Backed Securities — 3.2%
60,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	53,170
280,000	BANK, Ser 2021-BN37, Class A5, 2.618%, 11/15/64(A)(B)	241,869
160,000	Benchmark Mortgage Trust, Ser 2018-B8, Class A5, 4.232%, 1/15/52	154,937
255,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	227,570
80,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	70,907
235,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Class A4, 2.822%, 8/15/49	228,766
170,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	163,982
75,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	73,248
170,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C51, Class A4, 3.311%, 6/15/52	157,149
145,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	134,269
	Total Commercial Mortgage-Backed Securities	$1,505,867
	Non-Agency Collateralized Mortgage Obligations — 1.7%
189,710	GS Mortgage-Backed Securities Trust, Ser 2021-PJ10, Class A8, 144a, 2.500%, 3/25/52(A)(B)	167,703
123,350	JP Morgan Mortgage Trust, Ser 2021-13, Class A4, 144a, 2.500%, 4/25/52(A)(B)	110,023
136,754	New Residential Mortgage Loan Trust, Ser 2021-INV2, Class A7, 144a, 2.500%, 9/25/51(A)(B)	122,025
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 1.7% (Continued)
$149,514	Provident Funding Mortgage Trust, Ser 2021-J1, Class A3, 144a, 2.500%, 10/25/51(A)(B)	$ 131,799
147,258	PSMC Trust, Ser 2021-3, Class A3, 144a, 2.500%, 8/25/51(A)(B)	130,785
147,683	Rate Mortgage Trust, Ser 2021-J3, Class A7, 144a, 2.500%, 10/25/51(A)(B)	130,242
	Total Non-Agency Collateralized Mortgage Obligations	$792,577
	Sovereign Government Obligations — 0.3%
119,000	Peruvian Government International Bond, 2.780%, 12/1/60	64,480
61,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	57,155
	Total Sovereign Government Obligations	$121,635
Shares
	Short-Term Investment Fund — 0.9%
433,382	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	433,382
	Total Investment Securities—99.9% (Cost $35,049,840)	$46,650,340
	Other Assets in Excess of Liabilities — 0.1%	23,871
	Net Assets — 100.0%	$46,674,211
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities were valued at $2,561,484 or 5.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Balanced Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$29,564,263	$—	$—	$29,564,263
Corporate Bonds	—	8,188,130	—	8,188,130
U.S. Government Mortgage-Backed Obligations	—	3,034,568	—	3,034,568
U.S. Treasury Obligations	—	3,009,918	—	3,009,918
Commercial Mortgage-Backed Securities	—	1,505,867	—	1,505,867
Non-Agency Collateralized Mortgage Obligations	—	792,577	—	792,577
Sovereign Government Obligations	—	121,635	—	121,635
Short-Term Investment Fund	433,382	—	—	433,382
Total	$29,997,645	$16,652,695	$—	$46,650,340
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Bond Fund – March 31, 2025 (Unaudited)
Principal Amount		Market Value
	U.S. Treasury Obligations — 35.2%
$2,200,000	U.S. Treasury Bond, 4.125%, 8/15/44	$ 2,053,219
1,080,000	U.S. Treasury Bond, 4.250%, 8/15/54	1,014,356
399,000	U.S. Treasury Bond, 4.500%, 11/15/54	391,145
567,000	U.S. Treasury Bond, 4.625%, 11/15/44	565,582
2,110,000	U.S. Treasury Bond, 4.625%, 2/15/55	2,113,627
535,000	U.S. Treasury Bond, 4.750%, 2/15/45	542,691
1,500,000	U.S. Treasury Note, 3.500%, 9/30/29	1,471,055
2,140,000	U.S. Treasury Note, 4.250%, 1/31/26	2,142,140
2,260,000	U.S. Treasury Note, 4.250%, 12/31/26	2,271,035
1,790,000	U.S. Treasury Note, 4.250%, 11/15/34	1,790,559
1,495,000	U.S. Treasury Note, 4.500%, 3/31/26	1,501,038
1,727,000	U.S. Treasury Note, 4.625%, 2/15/35	1,779,350
	Total U.S. Treasury Obligations	$17,635,797
	Corporate Bonds — 33.6%
	Financials — 9.1%
136,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	127,741
178,000	American Express Co., 5.282%, 7/27/29	181,525
142,000	Ares Capital Corp., 3.250%, 7/15/25	141,352
101,000	Bank of America Corp., 2.687%, 4/22/32	88,777
126,000	Bank of America Corp., 3.705%, 4/24/28	123,817
39,000	Bank of America Corp., 5.511%, 1/24/36	39,585
168,000	Bank of Montreal (Canada), 3.803%, 12/15/32	162,219
154,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	161,702
122,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	111,473
187,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	161,874
89,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	75,096
189,000	Citigroup, Inc., 4.542%, 9/19/30	186,216
91,000	Citigroup, Inc., 6.174%, 5/25/34	93,048
155,000	Citizens Bank NA, 4.575%, 8/9/28	154,521
176,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 5.155%, 2/15/27(A)	172,941
108,000	First Maryland Capital I, (TSFR3M + 1.262%), 5.564%, 1/15/27(A)	105,590
177,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	154,330
92,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	90,154
129,000	JPMorgan Chase & Co., 2.956%, 5/13/31	117,169
168,000	JPMorgan Chase & Co., 3.509%, 1/23/29	163,191
41,000	JPMorgan Chase & Co., 4.946%, 10/22/35	40,035
129,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	133,280
94,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	91,566
188,000	Mastercard, Inc., 2.000%, 11/18/31	160,092
148,000	Morgan Stanley, 2.484%, 9/16/36	122,454
156,000	Morgan Stanley, 3.950%, 4/23/27	154,245
138,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	133,643
198,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	150,700
136,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.150%, 6/1/28(A)	134,049
152,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	152,933
171,000	State Street Corp., (TSFR3M + 1.262%), 5.561%, 6/15/47(A)	154,765
194,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	129,128
260,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 5.255%, 5/15/27(A)	256,567
119,000	US Bancorp, 4.967%, 7/22/33	114,350
		4,540,128
	Industrials — 3.4%
136,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	121,952
142,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	147,133
179,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	128,434
Principal Amount		Market Value
	Corporate Bonds — 33.6% (Continued)
	Industrials — 3.4% (Continued)
$ 110,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	$ 109,930
111,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	112,087
98,000	Keysight Technologies, Inc., 4.950%, 10/15/34	95,706
122,000	Norfolk Southern Corp., 4.837%, 10/1/41	111,916
81,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	81,788
84,000	RTX Corp., 6.400%, 3/15/54	91,623
189,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.320%, 2/15/42(A)	171,455
145,000	Timken Co. (The), 4.500%, 12/15/28	143,685
259,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	251,433
102,000	WestRock MWV LLC, 8.200%, 1/15/30	116,413
		1,683,555
	Consumer Discretionary — 3.3%
215,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	177,976
128,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	127,471
338,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	288,540
114,000	Home Depot, Inc. (The), 5.950%, 4/1/41	119,989
119,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	120,421
155,000	Lowe's Cos., Inc., 4.500%, 4/15/30	153,636
94,000	Mattel, Inc., 5.450%, 11/1/41	86,005
169,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	160,839
180,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	171,386
93,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/5/29	93,389
176,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	166,581
		1,666,233
	Consumer Staples — 3.2%
93,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	85,420
152,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	147,505
138,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	128,874
116,000	Cargill, Inc., 144a, 4.760%, 11/23/45	103,731
225,000	Coca-Cola Co. (The), 2.500%, 3/15/51	133,902
118,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	96,458
107,000	Kroger Co. (The), 5.000%, 4/15/42	99,198
35,000	Mars, Inc., 144a, 3.600%, 4/1/34	31,286
154,000	Mars, Inc., 144a, 5.200%, 3/1/35	154,315
229,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	189,367
188,000	Philip Morris International, Inc., 5.375%, 2/15/33	191,307
83,000	Starbucks Corp., 3.350%, 3/12/50	55,822
96,000	Tyson Foods, Inc., 5.400%, 3/15/29	98,091
99,000	Walmart, Inc., 4.500%, 9/9/52	87,229
		1,602,505
	Health Care — 3.0%
142,000	AbbVie, Inc., 4.450%, 5/14/46	122,959
118,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	87,564
152,000	Amgen, Inc., 5.150%, 3/2/28	154,639
133,000	Becton Dickinson & Co., 4.685%, 12/15/44	115,932
132,000	CommonSpirit Health, 4.187%, 10/1/49	102,218
121,000	CVS Health Corp., 5.125%, 7/20/45	105,267
147,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	116,144
136,000	Elevance Health, Inc., 4.750%, 2/15/33	132,697
170,000	HCA, Inc., 5.500%, 3/1/32	171,403
113,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	112,680

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 33.6% (Continued)
	Health Care — 3.0% (Continued)
$ 156,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	$ 126,499
152,000	Viatris, Inc., 2.700%, 6/22/30	132,290
		1,480,292
	Energy — 2.9%
135,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	128,505
165,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	144,901
52,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	48,699
229,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	242,730
128,000	HF Sinclair Corp., 5.000%, 2/1/28	127,431
177,685	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	146,456
198,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	196,214
148,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	166,284
125,000	Occidental Petroleum Corp., 7.950%, 6/15/39	142,380
151,000	Western Midstream Operating LP, 5.250%, 2/1/50	128,271
		1,471,871
	Information Technology — 2.4%
170,000	Apple, Inc., 4.650%, 2/23/46	156,228
217,000	Broadcom, Inc., 4.150%, 11/15/30	209,759
12,000	Broadcom, Inc., 144a, 3.419%, 4/15/33	10,663
203,000	Cisco Systems, Inc., 4.850%, 2/26/29	206,420
182,000	Marvell Technology, Inc., 2.950%, 4/15/31	162,199
102,000	Micron Technology, Inc., 2.703%, 4/15/32	86,889
42,000	Micron Technology, Inc., 6.750%, 11/1/29	45,015
210,000	Microsoft Corp., 2.525%, 6/1/50	130,876
87,000	Oracle Corp., 2.650%, 7/15/26	84,907
61,000	Oracle Corp., 3.600%, 4/1/40	47,790
48,000	Oracle Corp., 4.300%, 7/8/34	44,550
		1,185,296
	Communication Services — 2.2%
100,000	AT&T, Inc., 3.800%, 12/1/57	69,904
120,000	AT&T, Inc., 4.500%, 5/15/35	112,704
61,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	61,661
103,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	97,621
122,000	Comcast Corp., 4.000%, 3/1/48	94,031
161,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	157,683
168,000	T-Mobile USA, Inc., 3.875%, 4/15/30	160,850
74,000	T-Mobile USA, Inc., 5.750%, 1/15/54	72,896
170,000	Verizon Communications, Inc., 2.987%, 10/30/56	101,579
176,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	166,025
		1,094,954
	Utilities — 1.9%
131,000	Calpine Corp., 144a, 5.000%, 2/1/31	125,055
220,000	CMS Energy Corp., 4.750%, 6/1/50	206,880
94,000	Duke Energy Progress LLC, 4.150%, 12/1/44	76,756
104,000	Edison International, 4.125%, 3/15/28	99,912
106,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	96,370
67,000	Georgia Power Co., 5.950%, 2/1/39	68,935
170,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	104,943
64,000	PacifiCorp., 5.750%, 4/1/37	64,736
138,000	Virginia Electric and Power Co., 5.650%, 3/15/55	134,939
		978,526
	Real Estate — 1.8%
212,000	American Tower Corp. REIT, 5.900%, 11/15/33	221,539
181,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	180,509
182,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	169,421
Principal Amount		Market Value
	Corporate Bonds — 33.6% (Continued)
	Real Estate — 1.8% (Continued)
$ 145,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	$ 144,817
60,000	Store Capital LLC REIT, 2.700%, 12/1/31	50,635
34,000	Store Capital LLC REIT, 2.750%, 11/18/30	29,729
95,000	Store Capital LLC REIT, 4.625%, 3/15/29	92,781
		889,431
	Materials — 0.4%
88,000	Rio Tinto Finance USA PLC (Australia), 5.250%, 3/14/35	88,501
151,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	127,766
		216,267
	Total Corporate Bonds	$16,809,058
	Commercial Mortgage-Backed Securities — 8.2%
675,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	658,120
285,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	252,559
365,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(B)	319,914
110,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(B)	114,414
65,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(B)	61,655
250,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	223,107
250,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(B)	221,874
390,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	345,670
210,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 5.884%, 10/15/36(A)	206,526
805,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	776,505
105,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	101,006
350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 5.636%, 11/15/35(A)	325,623
355,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	346,705
70,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	67,498
80,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	79,264
	Total Commercial Mortgage-Backed Securities	$4,100,440
	Non-Agency Collateralized Mortgage Obligations — 6.1%
30,074	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.561%, 7/25/43(A)(B)	29,068
121,358	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.488%, 6/25/45(A)(B)	118,665
211,270	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.644%, 10/25/45(A)(B)	200,534
229,247	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(B)	227,460
81,753	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.399%, 5/25/43(A)(B)	80,063
160,080	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.892%, 1/25/45(A)(B)	153,506
98,748	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.766%, 12/25/44(A)(B)	94,700
271,785	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(B)	261,200
48	Deutsche ALT-A Securities, Inc. ALT, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(A)(B)	48
364,479	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.563%, 2/25/48(A)(B)	331,112

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 6.1% (Continued)
$ 204,660	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 4.210%, 2/25/67(A)(B)	$ 200,609
273,998	JP Morgan Mortgage Trust, Ser 2018-8, Class B3, 144a, 4.033%, 1/25/49(A)(B)	250,619
289,383	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(B)	254,998
75,848	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	32,613
31,160	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.536%, 8/25/43(A)(B)	30,296
50,011	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.491%, 5/25/43(A)(B)	48,532
406,448	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.730%, 8/25/48(A)(B)	388,997
368,344	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.730%, 8/25/48(A)(B)	352,529
19,554	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	17,839
	Total Non-Agency Collateralized Mortgage Obligations	$3,073,388
	U.S. Government Mortgage-Backed Obligations — 5.6%
34,580	FHLMC, Pool #A95946, 4.000%, 1/1/41	33,276
21,253	FHLMC, Pool #A96485, 4.500%, 1/1/41	20,965
7,219	FHLMC, Pool #G03217, 5.500%, 9/1/37	7,341
3,135	FHLMC, Pool #G03781, 6.000%, 1/1/38	3,270
483,220	FHLMC REMIC, Pool #QD2143, 2.000%, 12/1/51	385,805
1,917	FNMA, Pool #561741, 7.500%, 1/1/31	1,966
114,721	FNMA, Pool #725423, 5.500%, 5/1/34	116,867
102,249	FNMA, Pool #725610, 5.500%, 7/1/34	104,018
2,769	FNMA, Pool #889734, 5.500%, 6/1/37	2,824
19,396	FNMA, Pool #AB1149, 5.000%, 6/1/40	19,542
17,657	FNMA, Pool #AB1800, 4.000%, 11/1/40	16,974
30,890	FNMA, Pool #AD3795, 4.500%, 4/1/40	30,465
36,155	FNMA, Pool #AD9150, 5.000%, 8/1/40	36,427
78,761	FNMA, Pool #AD9193, 5.000%, 9/1/40	79,354
50,617	FNMA, Pool #AE0548, 4.500%, 11/1/40	49,883
41,367	FNMA, Pool #AE4429, 4.000%, 10/1/40	39,783
249	FNMA, Pool #AH2666, 4.000%, 1/1/26	248
449	FNMA, Pool #AH3493, 4.000%, 2/1/26	447
66,853	FNMA, Pool #AL0054, 4.500%, 2/1/41	65,863
192,019	FNMA, Pool #AR9195, 3.000%, 3/1/43	172,530
162,813	FNMA, Pool #AT2016, 3.000%, 4/1/43	146,286
128,028	FNMA, Pool #BC1158, 3.500%, 2/1/46	117,884
273,556	FNMA, Pool #FM4996, 2.000%, 12/1/50	220,785
148,734	FNMA, Pool #FM5468, 2.500%, 1/1/36	138,244
241,151	FNMA, Pool #FM5682, 2.500%, 1/1/51	202,350
72,886	FNMA, Pool #MA1175, 3.000%, 9/1/42	65,715
40,714	FNMA, Pool #MA2177, 4.000%, 2/1/35	40,050
258,946	FNMA, Pool #MA4166, 3.000%, 10/1/40	235,331
57,472	GNMA, Pool #4853, 4.000%, 11/20/40	55,092
44,789	GNMA, Pool #4883, 4.500%, 12/20/40	43,981
175,473	GNMA, Pool #5175, 4.500%, 9/20/41	172,308
15,673	GNMA, Pool #736696, 4.500%, 5/15/40	15,348
106,730	GNMA, Pool #AD1745, 3.000%, 2/20/43	94,199
66,056	GNMA, Pool #MA1157, 3.500%, 7/20/43	61,525
	Total U.S. Government Mortgage-Backed Obligations	$2,796,946
	Asset-Backed Securities — 4.4%
330,432	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	303,875
Principal Amount		Market Value
	Asset-Backed Securities — 4.4% (Continued)
$ 116,733	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	$ 114,298
282,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	270,948
265,320	Jersey Mike's Funding LLC, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	262,264
146,250	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	144,397
291,750	Jimmy Johns Funding LLC, Ser 2022-1A, Class A2I, 144a, 4.077%, 4/30/52	284,243
384,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1R, 144a, (TSFR3M + 1.450%), 5.761%, 10/19/34(A)	381,799
291,000	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	281,142
174,075	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	163,536
	Total Asset-Backed Securities	$2,206,502
	Agency Collateralized Mortgage Obligations — 3.5%
230,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	164,685
725,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	534,021
6,226	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	5,952
168,210	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	157,290
450,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	359,186
675,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	515,597
	Total Agency Collateralized Mortgage Obligations	$1,736,731
	Sovereign Government Obligations — 0.8%
210,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	200,812
150,000	Chile Government International Bond, 3.100%, 1/22/61	89,549
103,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	96,507
	Total Sovereign Government Obligations	$386,868
Shares
	Short-Term Investment Fund — 2.0%
1,009,667	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	1,009,667
	Total Investment Securities—99.4% (Cost $51,421,180)	$49,755,397
	Other Assets in Excess of Liabilities — 0.6%	282,640
	Net Assets — 100.0%	$50,038,037
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.

Touchstone Bond Fund (Unaudited) (Continued)
Portfolio Abbreviations:
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities were valued at $10,360,339 or 20.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$17,635,797	$—	$17,635,797
Corporate Bonds	—	16,809,058	—	16,809,058
Commercial Mortgage-Backed Securities	—	4,100,440	—	4,100,440
Non-Agency Collateralized Mortgage Obligations	—	3,073,388	—	3,073,388
U.S. Government Mortgage-Backed Obligations	—	2,796,946	—	2,796,946
Asset-Backed Securities	—	2,206,502	—	2,206,502
Agency Collateralized Mortgage Obligations	—	1,736,731	—	1,736,731
Sovereign Government Obligations	—	386,868	—	386,868
Short-Term Investment Fund	1,009,667	—	—	1,009,667
Other Financial Instruments
Futures
Interest rate contracts	8,204	—	—	8,204
Total	$1,017,871	$48,745,730	$—	$49,763,601
Futures Contracts
At March 31, 2025, $28,750 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2025:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Long Futures:
5-Year U.S. Treasury Note	6/30/2025	23	$2,487,594	$8,204
				$8,204
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Common Stock Fund – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 100.1%
	Information Technology — 30.0%
61,783	Apple, Inc.	$ 13,723,858
12,249	Applied Materials, Inc.	1,777,575
44,847	Microsoft Corp.	16,835,115
67,018	NVIDIA Corp.	7,263,411
29,977	Oracle Corp.	4,191,084
16,359	Salesforce, Inc.	4,390,101
16,388	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	2,720,408
20,895	Texas Instruments, Inc.	3,754,832
10,454	Workday, Inc. - Class A*	2,441,323
		57,097,707
	Communication Services — 15.0%
67,498	Alphabet, Inc. - Class C	10,545,213
63,376	Comcast Corp. - Class A	2,338,574
22,141	Meta Platforms, Inc. - Class A	12,761,187
1,528	Netflix, Inc.*	1,424,906
15,103	Walt Disney Co. (The)	1,490,666
		28,560,546
	Financials — 14.2%
113,647	Bank of America Corp.	4,742,489
8,443	Berkshire Hathaway, Inc. - Class B*	4,496,573
50,720	Charles Schwab Corp. (The)	3,970,362
7,271	Goldman Sachs Group, Inc. (The)	3,972,075
2,156	Markel Group, Inc.*	4,030,879
16,711	Visa, Inc. - Class A	5,856,537
		27,068,915
	Health Care — 14.0%
15,430	Becton Dickinson & Co.	3,534,396
20,439	BioMarin Pharmaceutical, Inc.*	1,444,833
50,911	Bristol-Myers Squibb Co.	3,105,062
13,380	HCA Healthcare, Inc.	4,623,459
23,836	Johnson & Johnson	3,952,962
47,426	Medtronic PLC	4,261,700
10,920	UnitedHealth Group, Inc.	5,719,350
		26,641,762
	Consumer Discretionary — 8.9%
23,950	Airbnb, Inc. - Class A*	2,861,067
8,833	Alibaba Group Holding Ltd. (China) ADR	1,167,987
56,661	Amazon.com, Inc.*	10,780,322
21,388	Starbucks Corp.	2,097,949
		16,907,325
	Industrials — 6.9%
20,178	Boeing Co. (The)*	3,441,358
3,353	FedEx Corp.	817,394
4,546	Hubbell, Inc.	1,504,317
15,136	RTX Corp.	2,004,915
33,072	SS&C Technologies Holdings, Inc.	2,762,504
21,573	Stanley Black & Decker, Inc.	1,658,532
14,795	Uber Technologies, Inc.*	1,077,964
		13,266,984
Shares		Market Value
	Common Stocks — 100.1% (Continued)
	Consumer Staples — 4.7%
11,277	Diageo PLC (United Kingdom) ADR	$ 1,181,717
44,176	Monster Beverage Corp.*	2,585,179
32,648	Philip Morris International, Inc.	5,182,217
		8,949,113
	Energy — 3.1%
39,648	Exxon Mobil Corp.	4,715,337
28,112	Schlumberger NV	1,175,081
		5,890,418
	Materials — 1.8%
22,936	DuPont de Nemours, Inc.	1,712,860
22,409	International Flavors & Fragrances, Inc.	1,739,163
		3,452,023
	Real Estate — 1.5%
11,418	Jones Lang LaSalle, Inc.*	2,830,636
	Total Common Stocks	$190,665,429
	Short-Term Investment Fund — 0.1%
130,443	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	130,443
	Total Investment Securities—100.2% (Cost $87,115,310)	$190,795,872
	Liabilities in Excess of Other Assets — (0.2%)	(384,637)
	Net Assets — 100.0%	$190,411,235
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$190,665,429	$—	$—	$190,665,429
Short-Term Investment Fund	130,443	—	—	130,443
Total	$190,795,872	$—	$—	$190,795,872
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Company Fund – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 98.4%
	Industrials — 24.2%
7,553	Albany International Corp. - Class A	$ 521,459
2,220	CACI International, Inc. - Class A*	814,563
4,299	Clean Harbors, Inc.*	847,333
3,628	Crane Co.	555,737
12,774	CSG Systems International, Inc.	772,444
1,720	Curtiss-Wright Corp.	545,704
1,470	EMCOR Group, Inc.	543,356
5,268	ESCO Technologies, Inc.	838,244
24,705	ExlService Holdings, Inc.*	1,166,323
6,980	Federal Signal Corp.	513,379
13,772	Hexcel Corp.	754,155
6,268	ITT, Inc.	809,575
22,962	KBR, Inc.	1,143,737
9,962	MAXIMUS, Inc.	679,309
14,700	NEXTracker, Inc. - Class A*	619,458
25,310	WNS Holdings Ltd. (India) ADR*	1,556,312
18,400	Zurn Elkay Water Solutions Corp.	606,832
		13,287,920
	Health Care — 19.1%
12,904	Bio-Techne Corp.	756,562
1,710	Chemed Corp.	1,052,197
8,010	Doximity, Inc. - Class A*	464,820
12,620	Encompass Health Corp.	1,278,154
6,437	Ensign Group, Inc. (The)	832,948
10,552	Globus Medical, Inc. - Class A*	772,406
21,192	Haemonetics Corp.*	1,346,752
20,094	LivaNova PLC*	789,292
8,163	Merit Medical Systems, Inc.*	862,911
33,058	Option Care Health, Inc.*	1,155,377
51,848	Progyny, Inc.*	1,158,284
		10,469,703
	Information Technology — 16.1%
5,952	Advanced Energy Industries, Inc.	567,285
17,740	Box, Inc. - Class A*	547,456
75,359	CCC Intelligent Solutions Holdings, Inc.*	680,492
9,550	Ciena Corp.*	577,107
4,837	CommVault Systems, Inc.*	763,085
31,306	DoubleVerify Holdings, Inc.*	418,561
40,664	LiveRamp Holdings, Inc.*	1,062,957
6,212	Onto Innovation, Inc.*	753,764
6,410	Qualys, Inc.*	807,211
32,224	RingCentral, Inc. - Class A*	797,866
4,954	SPS Commerce, Inc.*	657,545
16,832	Tower Semiconductor Ltd. (Israel)*	600,229
34,441	Verint Systems, Inc.*	614,772
		8,848,330
	Consumer Discretionary — 14.2%
8,930	Champion Homes, Inc.*	846,207
7,620	Crocs, Inc.*	809,244
10,774	Frontdoor, Inc.*	413,937
4,950	Grand Canyon Education, Inc.*	856,449
16,372	Malibu Boats, Inc. - Class A*	502,293
8,670	PVH Corp.	560,429
20,210	Steven Madden Ltd.	538,394
9,168	Stride, Inc.*	1,159,752
5,058	Texas Roadhouse, Inc.	842,814
1,964	TopBuild Corp.*	598,922
20,900	YETI Holdings, Inc.*	691,790
		7,820,231
Shares		Market Value
	Common Stocks — 98.4% (Continued)
	Real Estate — 8.1%
12,714	Agree Realty Corp. REIT	$ 981,394
40,470	Apple Hospitality REIT, Inc.	522,468
4,983	Colliers International Group, Inc. (Canada)	604,438
31,295	COPT Defense Properties REIT	853,414
25,449	Kite Realty Group Trust REIT	569,294
25,978	STAG Industrial, Inc. REIT	938,325
		4,469,333
	Financials — 7.5%
15,837	Atlantic Union Bankshares Corp.	493,164
3,436	Evercore, Inc. - Class A	686,238
47,258	FNB Corp.	635,620
30,290	Home BancShares, Inc.	856,298
6,650	SouthState Corp.	617,253
16,105	Webster Financial Corp.	830,213
		4,118,786
	Communication Services — 3.2%
39,846	Cargurus, Inc.*	1,160,714
15,109	Ziff Davis, Inc.*	567,796
		1,728,510
	Materials — 3.0%
3,811	Eagle Materials, Inc.	845,775
15,951	Silgan Holdings, Inc.	815,415
		1,661,190
	Energy — 3.0%
16,371	Cactus, Inc. - Class A	750,283
41,750	Oceaneering International, Inc.*	910,568
		1,660,851
	Total Common Stocks	$54,064,854
	Short-Term Investment Fund — 1.6%
883,983	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	883,983
	Total Investment Securities—100.0% (Cost $41,032,315)	$54,948,837
	Liabilities in Excess of Other Assets — (0.0%)	(7,501)
	Net Assets — 100.0%	$54,941,336
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$54,064,854	$—	$—	$54,064,854
Short-Term Investment Fund	883,983	—	—	883,983
Total	$54,948,837	$—	$—	$54,948,837
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
March 31, 2025 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2025, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the period ended March 31, 2025.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. and adopted by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.